Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill) (Details 1) - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill, beginning balance				$ 1,377,255			$ 1,481,489	$ 1,377,255
Accumulated impairment losses, beginning balance				(359,742)			(358,535)	(359,742)
Goodwill, net, beginning balance				1,017,513			1,122,954	1,017,513
Measurement period adjustment								(20,024)
Acquisitions							143,149	184,118
Impairment	$ (1,603)	$ 0	$ 0	0			(7,616)	(1,603)
Dispositions							(412)	(2,800)
Foreign currency exchange rate changes							41,635	(54,250)
Goodwill, ending balance	1,481,489				$ 1,377,255		1,665,861	1,481,489
Accumulated impairment losses, ending balance	(358,535)				(359,742)		(366,151)	(358,535)
Goodwill, net, ending balance	1,122,954				1,017,513		1,299,710	1,122,954
Education [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance				1,006,096			1,111,003	1,006,096
Accumulated impairment losses, beginning balance				(350,850)			(350,850)	(350,850)
Goodwill, net, beginning balance				655,246			760,153	655,246
Measurement period adjustment								(2,781)
Acquisitions							19,174	161,938
Impairment							0	0
Dispositions							0	0
Foreign currency exchange rate changes							41,635	(54,250)
Goodwill, ending balance	1,111,003				1,006,096		1,171,812	1,111,003
Accumulated impairment losses, ending balance	(350,850)				(350,850)		(350,850)	(350,850)
Goodwill, net, ending balance	760,153				655,246		820,962	760,153
Education [Member] | Kaplan International [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance				447,541			555,185	447,541
Accumulated impairment losses, beginning balance				0			0	0
Goodwill, net, beginning balance				447,541			555,185	447,541
Measurement period adjustment								0
Acquisitions							19,174	161,938
Foreign currency exchange rate changes							41,502	(54,294)
Goodwill, ending balance	555,185				447,541		615,861	555,185
Accumulated impairment losses, ending balance	0				0		0	0
Goodwill, net, ending balance	555,185				447,541		615,861	555,185
Education [Member] | Higher Education [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance				205,494			205,494	205,494
Accumulated impairment losses, beginning balance				(131,023)			(131,023)	(131,023)
Goodwill, net, beginning balance				74,471			74,471	74,471
Measurement period adjustment								0
Acquisitions							0	0
Impairment						$ (248,600)
Foreign currency exchange rate changes							0	0
Goodwill, ending balance	205,494				205,494		205,494	205,494
Accumulated impairment losses, ending balance	(131,023)				(131,023)		(131,023)	(131,023)
Goodwill, net, ending balance	74,471				74,471		74,471	74,471
Education [Member] | Test Preparation [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance				166,098			166,098	166,098
Accumulated impairment losses, beginning balance				(102,259)			(102,259)	(102,259)
Goodwill, net, beginning balance				63,839			63,839	63,839
Measurement period adjustment								0
Acquisitions							0	0
Foreign currency exchange rate changes							0	0
Goodwill, ending balance	166,098				166,098		166,098	166,098
Accumulated impairment losses, ending balance	(102,259)				(102,259)		(102,259)	(102,259)
Goodwill, net, ending balance	63,839				63,839		63,839	63,839
Education [Member] | Professional (U.S.) [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance				186,963			184,226	186,963
Accumulated impairment losses, beginning balance				(117,568)			(117,568)	(117,568)
Goodwill, net, beginning balance				69,395			66,658	69,395
Measurement period adjustment								(2,781)
Acquisitions							0	0
Foreign currency exchange rate changes							133	44
Goodwill, ending balance	184,226				186,963		184,359	184,226
Accumulated impairment losses, ending balance	(117,568)				(117,568)		(117,568)	(117,568)
Goodwill, net, ending balance	66,658				69,395		66,791	66,658
Television Broadcasting [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance				168,345			168,345	168,345
Accumulated impairment losses, beginning balance				0			0	0
Goodwill, net, beginning balance				168,345			168,345	168,345
Measurement period adjustment								0
Acquisitions							22,470	0
Impairment							0	0
Dispositions							0	0
Foreign currency exchange rate changes							0	0
Goodwill, ending balance	168,345				168,345		190,815	168,345
Accumulated impairment losses, ending balance	0				0		0	0
Goodwill, net, ending balance	168,345				168,345		190,815	168,345
Healthcare [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance				62,440			59,640	62,440
Accumulated impairment losses, beginning balance				0			0	0
Goodwill, net, beginning balance				62,440			59,640	62,440
Measurement period adjustment								0
Acquisitions							10,181	0
Impairment							0	0
Dispositions							(412)	(2,800)
Foreign currency exchange rate changes							0	0
Goodwill, ending balance	59,640				62,440		69,409	59,640
Accumulated impairment losses, ending balance	0				0		0	0
Goodwill, net, ending balance	59,640				62,440		69,409	59,640
Other Businesses [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance				140,374			142,501	140,374
Accumulated impairment losses, beginning balance				(8,892)			(7,685)	(8,892)
Goodwill, net, beginning balance				$ 131,482			134,816	131,482
Measurement period adjustment								(17,243)
Acquisitions							91,324	22,180
Impairment	(1,600)				(2,800)		(7,616)	(1,603)
Dispositions							0	0
Foreign currency exchange rate changes							0	0
Goodwill, ending balance	142,501				140,374		233,825	142,501
Accumulated impairment losses, ending balance	(7,685)				(8,892)		(15,301)	(7,685)
Goodwill, net, ending balance	$ 134,816				$ 131,482		$ 218,524	$ 134,816